                                                                                    January 31, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:       Dreyfus Short-Intermediate Government Fund

            File No.: 811-4888

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

                                                                                    Very truly yours,

                                                                                    /s/ Elta Mariani

                                                                                    Elta Mariani

                                                                                    Paralegal

EM/

Enclosures